Drinker Biddle & Reath LLP

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Philadelphia, PA 19103

(215) 988-2700 (Phone)

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www.drinkerbiddle.com

November 27, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      Northern Funds

   (File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

On behalf of Northern Funds (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to revise the first paragraph of the principal investment strategy section (the “Principal Investment Strategy Section”) of the U.S. Government Select Money Market Fund’s (the “Fund”). The Amendment is in the form of a supplement to the Trust’s currently effective Money Market Funds prospectus and statement of additional information (together, the “Supplement”). In addition, the financial highlights have been updated and financial statements have been incorporated for the six months ended September 30, 2019, as reflected in the Supplement.

We are requesting that the Staff limits its review of the Amendment to the Principal Investment Strategy Section of the Fund, as revised by the Supplement, pursuant to Release No. 33-6510, on the basis that the disclosure contained in the Amendment is not materially different than the disclosure last reviewed by the Staff during its review of Post-Effective Amendment No. 142 filed on September 14, 2018, with the exception of the following:

•

The disclosure reflects that the Fund will seek to invest at least 50% of its net assets in the following security types that pay interest that generally is exempt from state income taxation: U.S. Treasury bills; U.S. Treasury notes; U.S. Treasury STRIPS; Federal Home Loan Bank (FHLB); Federal Farm Credit Bank (FFCB); and Tennessee Valley Authority. The currently effective disclosure reflects that, under normal circumstances, the Fund will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation.

Otherwise, there are no other material changes to the prospectus or statement of additional information.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

November 27, 2019

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-1146.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

Enclosures

cc:	Jose J. Del Real, Esq.

Kevin P. O’Rourke

Veena K. Jain